UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
                                New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

                                New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

Principal Amount		Value
MUNICIPAL SECURITIES# (11.8%):
$ 16,700,000	California Housing Finance Agency, Series J, 0.06%, 2/01/33†	$16,700,000
15,805,000	California Housing Finance Agency, Series U, 0.06%, 8/01/32†	15,805,000
7,420,000	Colorado Housing & Finance Authority, 0.07%, 10/01/30†	7,420,000
8,655,000	Idaho Housing & Finance Association, Series C, Class 1, 0.09%, 7/01/38†	8,655,000
18,600,000	Michigan State Housing Development Authority, Series B, 0.09%, 6/01/38†	18,600,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.07%, 6/01/30†	19,250,000
8,295,000	Utah Housing Corp., Series A-1, Class I, 0.09%, 1/01/34†	8,295,000
10,470,000	Utah Housing Corp., Series G-2, Class I, 0.09%, 1/01/34†	10,470,000

TOTAL MUNICIPAL SECURITIES (Cost $105,195,000)		105,195,000
U.S. GOVERNMENT AGENCY OBLIGATIONS (56.7%):
	Federal Farm Credit Bank (10.0%):
10,000,000	0.19%, 4/10/12†	10,000,000
10,000,000	0.225%, 8/02/12†	10,000,000
12,000,000	0.40%, 8/17/12†	12,015,134
4,000,000	0.463%, 8/27/12†	4,005,533
43,050,000	0.20%, 9/28/12†	43,055,966
10,000,000	0.17%, 10/31/12†	9,999,662
		89,076,295

	Federal Farm Credit Bank, Discount Notes (1.1%):
10,000,000	0.07%, 8/24/12††	9,996,014

	Federal Home Loan Bank (11.3%):
5,000,000	0.12%, 2/02/12	5,000,002
12,000,000	0.302%, 2/03/12†	12,000,000
8,000,000	1.125%, 3/09/12	8,008,059
15,000,000	1.875%, 6/20/12	15,100,354
15,000,000	0.33%, 7/16/12	15,000,000
10,000,000	0.33%, 7/17/12	10,000,000
10,000,000	0.35%, 7/25/12	10,000,000
15,000,000	0.33%, 11/02/12	15,000,000
10,000,000	0.30%, 12/10/12	10,000,000
		100,108,415

	Federal Home Loan Bank, Discount Notes (3.9%):
20,000,000	0.06%, 2/10/12††	19,999,700
5,000,000	0.08%, 4/16/12††	4,999,167
10,000,000	0.12%, 6/25/12††	9,995,167
		34,994,034

	Federal Home Loan Mortgage Corp. (3.2%):
8,050,000	0.256%, 2/10/12†	8,050,064
7,800,000	0.250%, 2/16/12†	7,800,133
5,500,000	0.276%, 5/11/12†	5,500,703

6,600,000	0.256%, 8/10/12†		6,603,528
			27,954,428

	Federal Home Loan Mortgage Corp., Discount Notes (6.2%):
20,000,000	0.07%, 3/19/12††		19,998,172
10,000,000	0.10%, 4/09/12††		9,998,111
15,000,000	0.06%, 5/29/12††		14,997,050
10,000,000	0.12%, 8/14/12††		9,993,500
			54,986,833

	Federal National Mortgage Association (10.9%):
30,000,000	6.125%, 3/15/12		30,215,794
40,730,000	0.265%, 7/26/12†		40,752,456
11,300,000	0.299%, 8/23/12†		11,305,784
14,180,000	0.315%, 9/17/12†		14,188,764
			96,462,798

	Federal National Mortgage Association, Discount Notes (10.1%):
20,000,000	0.01%, 2/06/12††		19,999,972
5,000,000	0.10%, 2/15/12††		4,999,806
20,000,000	0.03%, 2/16/12††		19,999,750
10,400,000	0.01%, 2/22/12††		10,399,642
10,000,000	0.11%, 2/22/12††		9,999,656
10,000,000	0.03%, 4/16/12††		9,999,375
14,474,000	0.085%, 4/25/12††		14,471,129
			89,869,330

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $503,448,147)			503,448,147
REPURCHASE AGREEMENTS (31.4%):
110,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.18%, dated 1/31/12, due 2/01/12 in the amount of $110,000,550, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.375%, 6/30/13) with a value including accrued interest of $112,200,099		110,000,000
55,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.17%, dated 1/31/12, due 2/01/12 in the amount of $55,000,260, collateralized by U.S. Government Treasury Security (U.S. Treasury Bond, 4.375%, 5/15/41) with a value including accrued interest of $56,105,199		55,000,000
113,499,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.16%, dated 1/31/12, due 2/01/12 in the amount of $113,499,504, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.125%, 8/31/13) with a value including accrued interest of $115,769,038		113,499,000

TOTAL REPURCHASE AGREEMENTS (Cost $278,499,000)			278,499,000
TOTAL INVESTMENTS (Cost $887,142,147)(a)		99.9%	887,142,147
Other assets in excess of liabilities		0.1%	644,268
NET ASSETS		100.0%	$887,786,415
_____________
Percentages indicated are based on net assets of $887,786,415.

#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.

†	Variable rate security. The rate presented is the rate in effect at January 31, 2012.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in the valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Securities	$–	$105,195,000	$–
U.S. Government Agency Obligations	–	503,448,147	–
Repurchase Agreements	–	278,499,000	–
Total	$–	$887,142,147	$–

See Notes to Portfolio of Investments.

Williams Capital Government Money Market Fund
Notes to Portfolio of Investments
January 31, 2012 (Unaudited)

         Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	March 23, 2012

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 23, 2012